THE WRIGHT MANAGED EQUITY TRUST
THE WRIGHT MANAGED INCOME TRUST

Supplement dated January 3, 2012 to the combined Prospectus dated May 1, 2011

The sub-section entitled “Principal Investment Strategies” within the Wright Total Return Bond Fund Summary Section (page 16) is replaced in its entirety with the following:

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its total assets in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB by S&P or Baa3 by Moody's, or higher, or of comparable quality if unrated at the time of investment) debt securities. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association  (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. In addition, the fund’s investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB by S&P or Baa3 by Moody’s, or higher, or of comparable quality if unrated at the time of investment). These securities meet the Wright Quality Ratings standards (“Wright Quality Ratings”), which reflect fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by S&P or P-1 by Moody's. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities, corporate bonds, and mortgage-backed and asset-backed securities) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2010, the fund's average maturity was 6.1 years and its duration was 4.7 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

The sub-section entitled “Principal Investment Strategies” for Wright Total Return Bond Fund under “Additional Information Regarding Principal Investment Strategies” (page 23) is replaced in its entirety with the following:

Principal Investment Strategies. The Wright Total Return Bond Fund seeks to invest in bonds and debt securities that will produce the best total return. The Adviser seeks to outperform the Barclays U.S. Aggregate Bond Index through maintaining a portfolio with a weighted average maturity that produces the highest total of ordinary income plus capital appreciation. Under normal circumstances, the fund invests at least 80% of its total assets in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB by S&P or Baa3 by Moody’s, or higher, or of comparable quality if unrated at the time of investment) debt securities. This is a fundamental policy that can only be changed with shareholder approval. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association  (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. In addition, the Fund’s investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB by S&P or Baa3 by Moody’s, or higher, or of comparable quality if unrated at the time of investment). The fund may invest in commercial paper, certificates of deposit, and bankers acceptances rated A-1 by S&P or P-1 by Moody's. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or on the maturity of any individual security. Accordingly, investment selections may differ depending on the particular phase of the interest rate cycle. These securities meet the Wright Quality Rating Standards. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return. Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities, corporate bonds, and mortgage-backed and asset-backed securities) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2010, the fund's average maturity was 6.1 years and its duration was 4.7 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

For more information, please contact a customer service representative at (800) 555-0644 (toll free).

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PLEASE RETAIN FOR FUTURE REFERENCE.

THE WRIGHT MANAGED EQUITY TRUST
THE WRIGHT MANAGED INCOME TRUST

Supplement dated January 3, 2012 to the combined Statement of Additional Information dated May 1, 2011

The sub-section entitled “Wright Total Return Bond Fund” under “The Funds and Their Investment Policies” (page 4) is replaced in its entirety with the following:

Wright Total Return Bond Fund (WTRB). The fund invests in bonds or other investment-grade debt securities selected by the Adviser with a weighted average maturity that, in the Adviser's judgment, produces the best total return, i.e., the highest total of ordinary income plus capital appreciation. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or on the maturity of any individual security. Accordingly, investment selections may differ depending on the particular phase of the interest rate cycle. Under normal circumstances, this fund invests at least 80% of its total assets in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB by S&P or Baa3 by Moody’s, or higher, or of comparable quality if unrated at the time of investment) debt securities. This is a fundamental policy that can only be changed with shareholder approval. Ratings are general and are not absolute standards of quality. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. In any case, they should generally also meet Wright Quality Rating Standards when purchased. When the market is unfavorable, the fund's assets may be held in cash or invested in short-term obligations without limit. Although the fund would do this to reduce losses, defensive investments may conflict with and hurt the fund's efforts to achieve its investment objective. The fund's benchmark is the Barclays U.S. Aggregate Bond Index.

The first paragraph under the sub-section entitled “Mortgage-Related Securities” (page 9) is replaced in its entirety with the following:

Mortgage-Related Securities - WCIF and WTRB may invest in mortgage-related securities, including collateralized mortgage obligations ("CMOs") and other mortgage-related securities. These securities will either be issued by the U.S. Government or one of its agencies or instrumentalities, or by corporate issuers. Agencies, instrumentalities or sponsored enterprises of the U.S. Government include but are not limited to the GNMA, Fannie Mae and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. Although the U.S. Government has recently provided financial support to Fannie Mae and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to securities not backed by the full faith and credit of the U.S. Government. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities. In addition, WCIF and WTRB may invest in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB by S&P or Baa3 by Moody’s, or higher, or of comparable quality if unrated at the time of investment). The funds do not invest in the residual classes of CMOs, stripped mortgage-related securities, leveraged floating rate instruments or indexed securities.

For more information, please contact a customer service representative at (800) 555-0644 (toll free).

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.